UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Short Duration Bond Fund (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

The Great-West Short Duration Bond Fund’s (the “Fund”) strategy reflects expectations for a recovery in the capital markets, increased economic activity and flat to modestly increasing short rates. In 2012, the Fund’s strategy targeted investment of cash flows in corporate sectors. Commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”) remained out of Benchmark allocations in the Fund; CMBS upside performance has likely been captured and the positions will be swapped into higher yielding sectors of the corporate market over time. Fund duration was maintained long relative to the Barclays 1–3 Year U.S. Credit Bond Index (the “Benchmark”) duration.

Strong performance relative to the Benchmark (outperformance of 1.60% in 2012) reflects three key strategic decisions implemented or maintained last year: 1) additional duration relative to the Benchmark, 2) timing of reallocation to corporate credit vs. decreased allocation to mortgage-backed securities (“MBS”) via asset class swaps and reinvested pay downs from MBS into corporates, and 3) underweight to non-corporate credit (Sovereign, Supranational, Foreign Agency, and Foreign Local Government) in favor of out of Benchmark allocations to CMBS and ABS securities.

Fixed income returns were positive across asset classes in the short duration space in 2012. The AAA-rated short CMBS constituent led all other short duration constituents and outperformed the Benchmark by 1.00%, and the Barclays U.S. Corporate Investment Grade Index by .50%.

The Federal Reserve kept the Fed Funds rate at 0.0% to 0.25% in 2012. Rates remained relatively low across the curve as the Fed implemented additional quantitative easing, and economic activity remained modest. In this low yield environment, demand for spread product consistently outstripped supply, resulting in ongoing spread tightening across all asset classes. Spreads in industrial and utilities sectors are close to long-term historical levels; however, sectors affected most by the financial crisis and credit/rating deterioration, e.g., CMBS, financials and non-corporate credit, generally remain wide compared to their long-term averages.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Barclays 1-3 Year Credit Bond Index
	10,000.00	10,000.00

2003	10,322.00	10,467.00
2004	10,540.83	10,656.45
2005	10,817.00	10,857.86
2006	11,442.22	11,363.84
2007	11,984.58	12,041.12
2008	12,024.13	12,077.73
2009	13,228.95	13,477.53
2010	14,180.85	14,036.85
2011	14,587.84	14,282.50
2012	15,298.27	14,809.52

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/ Since Inception
Initial Class	4.87%	4.96%	4.32%
Class L	-	-	0.55%*

*Since inception on October 15, 2012.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2012

Moody’s Rating	% of Fund Investments
A1	1.63%
A2	4.68%
A3	8.93%
Aa1	0.98%
Aa2	3.30%
Aa3	2.64%
Aaa	12.54%
Ba1	1.40%
Ba2	2.21%
Ba3	2.52%
Baa1	18.23%
Baa2	18.35%
Baa3	11.77%
Caa3	0.60%
Not Rated	9.46%
Short Term Investments	0.76%

Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period (06/30/12 – 12/31/12)
Initial Class
Actual	$1,000.00	$1,026.50	$3.04*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$3.03*

Class L
Actual	$1,000.00	$1,005.50	$1.70**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.14***

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

** Expenses are equal to the Fund’s annualized expense ratio of 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 78/366 days to reflect the one-half year period.

*** Expenses are equal to the Fund’s annualized expense ratio of 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

BONDS AND NOTES
Asset-Backed Securities — 10.17%
	Avis Budget Rental Car Funding AESOP LLC(a)
$ 1,000,000	Series 2010-2A, Class A 3.63%, 08/20/2014	$	1,009,285
260,000	Series 2010-3A, Class A 4.64%, 05/20/2016		281,214
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017		528,800
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017		536,340
1,000,000	Cabela’s Master Credit Card Trust Series 2010-2A, Class A1(a) 2.29%, 09/17/2018		1,041,960
198,069	Centex Home Equity Series 2004-A, Class AF6 4.27%, 01/25/2034		197,694
100,000	Citibank Credit Card Issuance Trust Series 2003-A7, Class A7 4.15%, 07/07/2017		108,976
500,000	Citibank Omni Master Trust Series 2009-A17, Class A17 4.90%, 11/15/2018		539,382
197,387	CNH Equipment Trust Series 2009-C, Class A4 3.00%, 08/17/2015		198,685
1,462,500	Cronos Containers Program Ltd Series 2012-2A, Class A Series 144A(a) 3.81%, 09/18/2027		1,512,166
107,709	Equity One ABS Inc Series 2004-1, Class AF6(b)(c) 4.21%, 04/25/2034		107,031
191,472	Federal National Mortgage Association(c) Series 2003-T4, Class 2A6 4.76%, 07/26/2033(b)		198,383
28,186	Series 2004-T9, Class A1 0.35%, 04/25/2035		27,848
778,221	GMAC Mortgage Corp Series 2007-HE2, Class A3 6.19%, 12/25/2037		664,592
480,000	Hertz Vehicle Financing LLC Series 2009-2A, Class A2(a) 5.29%, 03/25/2016		522,081
	HSBC Home Equity Loan Trust USA 2006-4
1,200,000	Series 2006-4, Class M1 0.47%, 03/20/2036(c)		1,081,453
144,439	Series 2006-4, Class A3F 5.30%, 03/20/2036(b)		147,112
565,117	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025		562,600
1,823,677	Springleaf Mortgage Loan Trust Series 2012-2A, Class A(a)(c) 2.22%, 10/25/2057		1,878,570

Principal Amount		Value

Asset-Backed Securities — (continued)
$201,154	Structured Receivables Finance LLC Series 2006-A, Class A(a)
	5.55%, 01/15/2030	$213,852

		11,358,024

Bank Loans — 0.93%
1,041,667	Express Scripts Inc Class A(c)
	2.06%, 08/29/2016	1,038,411

Basic Materials — 3.30%
250,000	Anglo American Capital PLC(a) 9.38%, 04/08/2014	274,830
500,000	ArcelorMittal 5.38%, 06/01/2013	505,021
750,000	Cliffs Natural Resources Inc 3.95%, 01/15/2018	754,862
500,000	Dow Chemical Co 2.50%, 02/15/2016	519,417
1,447,500	Xstrata Finance Canada Ltd(a) 5.80%, 11/15/2016	1,634,096

		3,688,226

Communications — 4.04%
500,000	Comcast Corp 5.85%, 11/15/2015	569,102
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016	523,616
1,000,000	News America Inc 8.00%, 10/17/2016	1,232,012
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	537,595
1,000,000	Telefonica Emisiones SAU 6.42%, 06/20/2016	1,106,500
500,000	Time Warner Cable Inc 8.25%, 02/14/2014	541,624

		4,510,449

Consumer, Cyclical — 10.78%
947,275	American Airlines 2011-1 Class A Pass Through Trust 5.25%, 01/31/2021	995,823
500,000	Cintas Corp No 2 2.85%, 06/01/2016	525,520
	Daimler Finance North America LLC(a)
500,000	1.95%, 03/28/2014	506,306
500,000	1.30%, 07/31/2015	502,903
500,000	Hasbro Inc 6.13%, 05/15/2014	535,392
652,854	JetBlue Airways 2004-1 G-1 Pass Through Trust(c) 0.68%, 12/15/2013	642,912
1,000,000	Kia Motors Corp(a) 3.63%, 06/14/2016	1,048,241

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Consumer, Cyclical — (continued)
$1,000,000	Lowe’s Cos Inc
	1.63%, 04/15/2017	$1,023,313
246,000	Nordstrom Inc 6.25%, 01/15/2018	298,239
630,001	Northwest Airlines 2002-1 Class G- 2 Pass Through Trust 6.26%, 11/20/2021	667,801
1,907,291	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	2,195,673
1,497,080	US Airways 1999-1B Pass Through Trust 9.01%, 01/20/2019	1,579,420
500,000	Volkswagen International Finance NV(a) 1.88%, 04/01/2014	506,050
1,000,000	Whirlpool Corp 5.50%, 03/01/2013	1,008,032

		12,035,625

Consumer, Non-cyclical — 7.20%
1,000,000	Avon Products Inc 5.63%, 03/01/2014	1,044,309
	Bunge Ltd Finance Corp
515,000	5.35%, 04/15/2014	541,917
933,000	4.10%, 03/15/2016	1,002,253
250,000	CareFusion Corp 5.13%, 08/01/2014	265,650
500,000	Coca-Cola HBC Finance BV 5.13%, 09/17/2013	512,372
505,000	Equifax Inc 4.45%, 12/01/2014	532,457
500,000	Hospira Inc 5.90%, 06/15/2014	534,419
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	526,808
500,000	SABMiller Holdings Inc(a) 1.85%, 01/15/2015	509,844
500,000	SABMiller PLC(a) 6.50%, 07/01/2016	586,742
1,000,000	Western Union Co 2.38%, 12/10/2015	1,004,630
940,000	Woolworths Ltd(a) 2.55%, 09/22/2015	976,385

		8,037,786

Diversified — 0.48%
500,000	EnCana Holdings Finance Corp 5.80%, 05/01/2014	531,494

Energy — 6.69%
500,000	EOG Resources Inc 2.50%, 02/01/2016	522,891
500,000	Hess Corp 7.00%, 02/15/2014	534,674
750,000	Husky Energy Inc 5.90%, 06/15/2014	803,885

Principal Amount		Value

Energy — (continued)
$736,991	Kern River Funding Corp(a)
	4.89%, 04/30/2018	$814,497
1,500,000	Petrobras International Finance Co - Pifco
	2.88%, 02/06/2015	1,539,142
500,000	Phillips 66(a)
	1.95%, 03/05/2015	510,168
500,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014	537,003
486,000	Transcontinental Gas Pipe Line Co LLC
	6.40%, 04/15/2016	562,580
1,500,000	Transocean Inc
	4.95%, 11/15/2015	1,642,387

		7,467,227

Financial — 33.13%
170,000	American Express Credit Corp 5.30%, 12/02/2015	191,458
	Bank of America Corp
500,000	4.50%, 04/01/2015	532,963
1,000,000	3.70%, 09/01/2015	1,057,139
500,000	Bank of Montreal 1.40%, 09/11/2017	501,901
1,500,000	Barclays Bank PLC 5.20%, 07/10/2014	1,596,025
1,000,000	Camden Property Trust 5.38%, 12/15/2013	1,041,116
	Citigroup Inc
6,000	5.13%, 05/05/2014	6,321
250,000	6.38%, 08/12/2014	270,163
17,000	4.75%, 05/19/2015	18,327
1,500,000	Cooperatieve Centrale Raiffeisen -Boerenleenbank BA/Netherlands 3.38%, 01/19/2017	1,611,429
1,000,000	Deutsche Bank AG/London 3.45%, 03/30/2015	1,054,348
	Duke Realty LP
250,000	5.40%, 08/15/2014	265,536
1,000,000	5.95%, 02/15/2017	1,143,146
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016	1,068,425
2,000,000	Ford Motor Credit Co LLC 7.00%, 04/15/2015	2,230,076
1,393,000	General Electric Capital Corp(d) 4.38%, 09/21/2015	1,518,242
	Goldman Sachs Group Inc
500,000	6.00%, 05/01/2014	532,124
1,000,000	5.13%, 01/15/2015	1,074,285
500,000	Harley-Davidson Financial Services Inc(a) 2.70%, 03/15/2017	516,763
500,000	Health Care Inc 2.25%, 03/15/2018	499,579
	HSBC Finance Corp
500,000	5.25%, 01/15/2014	521,254
1,000,000	5.00%, 06/30/2015	1,083,978

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Financial — (continued)
$1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017	$1,056,010
2,181,000	International Lease Finance Corp(a) 6.75%, 09/01/2016	2,448,172
1,500,000	Jefferies Group Inc 3.88%, 11/09/2015	1,548,750
500,000	JPMorgan Chase & Co 4.75%, 03/01/2015	539,410
250,000	JPMorgan Chase Bank NA 5.88%, 06/13/2016	285,106
2,000,000	Kerry Group Financial Services Series 2003-B(a) 4.99%, 04/30/2013	2,012,200
250,000	Lehman Brothers Holdings Inc(e)(f) 0.00%, 10/15/2020	58,438
500,000	MassMutual Global Funding II(a) 2.30%, 09/28/2015	519,136
1,000,000	Metropolitan Life Global Funding I(a) 2.00%, 01/10/2014	1,014,298
1,500,000	Morgan Stanley 6.00%, 05/13/2014	1,588,455
1,000,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015	1,046,775
1,000,000	National Australia Bank Ltd/New York 2.00%, 03/09/2015	1,023,921
1,000,000	Nomura Holdings Inc 5.00%, 03/04/2015	1,060,261
475,000	Prudential Covered Trust 2012-1(a) 3.00%, 09/30/2015	492,581
1,000,000	Prudential Financial Inc 4.75%, 09/17/2015	1,096,147
500,000	Simon Property Group LP 5.10%, 06/15/2015	550,758
1,000,000	SLM Corp 5.38%, 05/15/2014	1,045,514
1,000,000	UBS AG/Stamford CT 2.25%, 08/12/2013	1,009,566
250,000	Wells Fargo & Co 3.63%, 04/15/2015	265,705

		36,995,801

Foreign Government Obligations — 1.35%
1,500,000	Export-Import Bank of Korea 1.25%, 11/20/2015	1,502,493

Industrial — 4.29%
500,000	BAE Systems PLC(a) 3.50%, 10/11/2016	527,184
888,019	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	990,141
500,000	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	515,734

Principal Amount		Value

Industrial — (continued)
$448,015	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	$479,942
	Ryder System Inc
250,000	5.85%, 03/01/2014	262,999
500,000	3.15%, 03/02/2015	516,401
250,000	7.20%, 09/01/2015	286,317
500,000	TTX Co(a)
	4.90%, 03/01/2015	525,065
333,701	Union Pacific Railroad Co 1999 Pass Through Trust
	7.60%, 01/02/2020	405,341
250,000	Waste Management Inc 6.38%, 03/11/2015	279,591

		4,788,715

Mortgage-Backed Securities — 6.68%
844,610	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a) 3.85%, 01/14/2029	907,436
	Bear Stearns Commercial Mortgage Securities
258,416	Series 2003-T10, Class A2 4.74%, 03/13/2040	258,906
85,199	Series 2004-PWR4, Class A3 5.47%, 06/11/2041(c)	89,562
24,035	Series 2005-T20, Class AAB 5.13%, 10/12/2042(c)	24,931
47,730	Countrywide Home Loan Mortgage Pass Through Trust Series 2003-15, Class 1A1(c) 0.71%, 06/25/2018	46,806
136,538	GE Capital Commercial Mortgage Corp Series 2004-C1, Class A3 4.60%, 11/10/2038	140,059
499,891	Greenwich Capital Commercial Funding Corp Series 2003-C2, Class A4 4.92%, 01/05/2036	509,269
	JP Morgan Chase Commercial Mortgage Securities Corp
241,948	Series 2004-CBX, Class A5 4.65%, 01/12/2037	245,302
8,387	Series 2004-CB8, Class A3 4.01%, 01/12/2039	8,383
264,664	Series 2004-CB8, Class A1A 4.16%, 01/12/2039	272,520
350,001	Series 2004-C2, Class A2 5.09%, 05/15/2041(c)	359,123
600,000	Series 2004-C2, Class A3 5.21%, 05/15/2041(c)	630,161
250,000	Series 2005-LDP2, Class A4 4.74%, 07/15/2042	271,997
500,000	Series 2011-C4, Class A2 3.34%, 07/15/2046(a)	537,651

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$285,199	Morgan Stanley Capital I Trust 2003-Top11 Series 2003-T11, Class A4 5.15%, 06/13/2041	$288,977
477,920	Morgan Stanley Capital I Trust 2004-IQ7 Series 2004-IQ7, Class A4(c) 5.39%, 06/15/2038	498,631
36,908	Morgan Stanley Capital I Trust 2005-IQ10 Series 2005-IQ10, Class AAB(c) 5.18%, 09/15/2042	36,897
500,000	Morgan Stanley Capital I Trust 2006-TOP21 Series 2006-T21, Class A4 5.16%, 10/12/2052	555,471
11,364	Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.39%, 07/15/2033	11,395
389,744	Wachovia Bank Commercial Mortgage Trust Series 2003-C6 CLA4(c) 5.13%, 08/15/2035	396,629
216,088	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a) 3.35%, 11/15/2043	233,335
1,120,599	WFRBS Commercial Mortgage Trust 2011-C4 Series 2011-C4, Class A1(a) 1.61%, 06/15/2044	1,138,833

		7,462,274

Technology — 2.41%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	507,214
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014	262,804
250,000	4.75%, 06/02/2014	260,601
500,000	2.13%, 09/13/2015	499,655
1,000,000	Xerox Corp
	6.75%, 02/01/2017	1,163,092

		2,693,366

U.S. Treasury Bonds and Notes — 3.78%
	United States Treasury Note/Bond
2,500,000	4.13%, 05/15/2015	2,724,805
1,500,000	0.25%, 12/15/2015	1,495,546

		4,220,351

Utilities — 3.16%
500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	580,352
500,000	Oncor Electric Delivery Co LLC 6.80%, 09/01/2018	620,091

Principal Amount		Value

Utilities — (continued)
$325,000	Pnpp II Funding Corp
	8.83%, 05/30/2016	$374,244
500,000	Puget Sound Energy Inc 5.20%, 10/01/2015	555,926
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	1,127,951
250,000	Westar Energy Inc 6.00%, 07/01/2014	267,717

		3,526,281

TOTAL BONDS AND NOTES — 98.39% (Cost $107,711,017)		$109,856,523

SECURITIES LENDING COLLATERAL
16,672	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $16,672 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	16,672

262,977	Undivided interest of 1.81% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $262,977 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	262,977

2,851	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $2,851 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	2,851

TOTAL SECURITIES LENDING COLLATERAL — 0.25% (Cost $282,500)		$282,500

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

SHORT TERM INVESTMENTS
Repurchase Agreements
$ 555,000	Undivided interest of 4.02% in a repurchase agreement (principal amount/value $13,795,000 with a maturity value of $13,795,115) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $555,005 on 1/2/13, collateralized by Federal Home Loan Mortgage Corp, 3.50%, 12/1/42, with a value of $14,070,901.	$	555,000

TOTAL SHORT TERM INVESTMENTS — 0.50% (Cost $555,000)		$	555,000

TOTAL INVESTMENTS — 99.14% (Cost $108,548,517)		$	110,694,023

OTHER ASSETS & LIABILITIES, NET — 0.86%		$	956,496

TOTAL NET ASSETS — 100.00%		$	111,650,519

(a)	Restricted security; at December 31, 2012, the aggregate cost and fair value of restricted securities was $28,264,899 and $28,956,675, respectively, representing 25.94% of net assets.
(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2012. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.
(d)	A portion or all of the security is on loan at December 31, 2012.
(e)	The security’s yield to maturity was less than 0.01%.
(f)

Security in default; some interest payments received during the last 12 months. At December 31, 2012, the aggregate fair value of the securities in default was $58,438, representing 0.05% of net assets.

REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Short Duration Bond Fund

ASSETS:
Investments in securities, fair value (including $275,503 of securities on loan)(a)	$110,694,023
Cash	37,079
Interest receivable	1,077,136
Subscriptions receivable	405,808
Receivable for investments sold	71,233

Total Assets	112,285,279

LIABILITIES:
Payable to investment adviser	55,667
Payable upon return of securities loaned	282,500
Redemptions payable	296,593

Total Liabilities	634,760

NET ASSETS	$111,650,519

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,067,711
Paid-in capital in excess of par	108,146,048
Net unrealized appreciation on investments	2,145,506
Accumulated net realized gain on investments	291,254

TOTAL NET ASSETS
Initial Class	$111,637,949

Class L	$12,570

CAPITAL STOCK:
Authorized
Initial Class	85,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	10,675,815
Class L	1,294

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.46

Class L	$9.71

(a) Cost of investments	$108,548,517

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Short Duration Bond Fund

INVESTMENT INCOME:
Interest	$2,858,298
Income from securities lending	744

Total Income	2,859,042

EXPENSES:
Management fees	555,302
Distribution fees - Class L	7

Total Expenses	555,309

Less amount waived by distributor - Class L	7

Net Expenses	555,302

NET INVESTMENT INCOME	2,303,740

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	967,430
Net change in unrealized appreciation on investments	1,029,970

Net Realized and Unrealized Gain on Investments	1,997,400

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,301,140

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	(a)	2011
Great-West Short Duration Bond Fund

OPERATIONS:
Net investment income	$2,303,740		$1,881,673
Net realized gain (loss)	967,430		(32,189)
Net change in unrealized appreciation (depreciation)	1,029,970		(107,406)

Net Increase in Net Assets Resulting from Operations	4,301,140		1,742,078

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–		(120,207)
From net investment income
Initial Class	(2,272,175)		(1,718,871)
Class L	(322)		–

From net investment income	(2,272,497)		(1,718,871)

From net realized gains
Initial Class	(915,949)		(75,339)
Class L	(109)		–

From net realized gains	(916,058)		(75,339)

Total Distributions	(3,188,555)		(1,914,417)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	55,180,114		44,295,695
Class L	12,500		–
Shares issued in reinvestment of distributions
Initial Class	3,188,124		1,914,417
Class L	431		–
Shares redeemed
Initial Class	(22,409,959)		(29,990,650)

Net Increase in Net Assets Resulting from Capital Share Transactions	35,971,210		16,219,462

Total Increase in Net Assets	37,083,795		16,047,123

NET ASSETS:
Beginning of year	74,566,724		58,519,601

End of year	$111,650,519		$74,566,724

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	5,261,304		4,273,535
Class L	1,250		–
Shares issued in reinvestment of distributions
Initial Class	304,963		185,265
Class L	44		–
Shares redeemed
Initial Class	(2,137,883)		(2,892,427)

Net Increase	3,429,678		1,566,373

(a)  Class L inception date was October 15, 2012.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011		2010	2009	2008
Great-West Short Duration Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.29		$10.30		$10.04	$9.52	$9.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(a)	0.28		0.38	0.42	0.42
Net realized and unrealized gain (loss)	0.24		0.01		0.34	0.52	(0.39)

Total From Investment Operations	0.50		0.29		0.72	0.94	0.03

LESS DISTRIBUTIONS:
From return of capital	–		(0.02)		–	–	–
From net investment income	(0.24)		(0.28)		(0.38)	(0.42)	(0.42)
From net realized gains	(0.09)		0.00	(b)	(0.08)	–	–

Total Distributions	(0.33)		(0.30)		(0.46)	(0.42)	(0.42)

NET ASSET VALUE, END OF YEAR	$10.46		$10.29		$10.30	$10.04	$9.52

TOTAL RETURN(c)	4.87%		2.87%		7.20%	10.02%	0.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$111,638		$74,567		$58,520	$49,174	$35,558
Ratio of expenses to average net assets	0.60%		0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.49%		2.70%		3.91%	4.55%	4.13%
Portfolio turnover rate	63%		45%		53%	56%	49%

(a)	Per share amounts are based upon average shares outstanding.
(b)	The distribution from net realized gains was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Fiscal Year Ended December 31, 2012 (a)
Great-West Short Duration Bond Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(b)
Net realized and unrealized gain	0.01

Total From Investment Operations	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.26)
From net realized gains	(0.09)

Total Distributions	(0.35)

NET ASSET VALUE, END OF YEAR	$9.71

TOTAL RETURN(c)	0.55%	(d) (e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$13
Ratio of expenses to average net assets
Before waiver	0.85%	(f)
After waiver	0.60%	(f)
Ratio of net investment income to average net assets
Before waiver	2.14%	(f)
After waiver	2.40%	(f)
Portfolio turnover rate	63%

(a)	Class L inception date was October 15, 2012.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Short Duration Bond Portfolio’s name changed to Great-West Short Duration Bond Fund. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

Annual Report - December 31, 2012

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of

Annual Report - December 31, 2012

non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may invest in repurchase agreement transactions and hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Annual Report - December 31, 2012

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors

Annual Report - December 31, 2012

and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $77,221,238 and $45,801,843, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $12,835,893 and $11,638,334, respectively.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $108,289,799. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $2,550,540 and gross depreciation of securities in which there was an excess of tax cost over value of $146,316 resulting in net appreciation of $2,404,224.

5.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $275,503 and received collateral of $282,500 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$ (2)	$ (31,243)	$31,245

Annual Report - December 31, 2012

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income	$2,380,613	$1,718,871
Long-term capital gain	807,942	75,339
Return of capital	–	120,207

	$3,188,555	$1,914,417

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	2012	2011

Undistributed ordinary income	$–
Undistributed capital gains	32,536

Net accumulated earnings	32,536

Net unrealized appreciation on investments	2,404,224
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$2,436,760

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

7.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Short Duration Bond Fund (formerly, Maxim Short Duration Bond Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Short Duration Bond Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Great-West Funds

Great-West Funds is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. The following table provides information about each of the Directors and officers of Great-West Funds.

Directors and Officers

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE	OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT	COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL	ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.    The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.    The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT	COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013